NATURE OF BUSINESS (Details)	12 Months Ended
Dec. 31, 2018 Vessel t
NATURE OF BUSINESS [Abstract]
Total number of vessels | Vessel	23
Number of vessels sold | Vessel	10
Number of newbuildings delivered in 2018 | Vessel	3
Number of operating vessels | Vessel	23
Average approximate deadweight tons per vessel	156,000
Nordic Freedom [Member]
Current Fleet [Abstract]
Deadweight tons	159,331
Nordic Moon [Member]
Current Fleet [Abstract]
Deadweight tons	160,305
Nordic Apollo [Member]
Current Fleet [Abstract]
Deadweight tons	159,998
Nordic Cosmos [Member]
Current Fleet [Abstract]
Deadweight tons	159,999
Nordic Grace [Member]
Current Fleet [Abstract]
Deadweight tons	149,921
Nordic Mistral [Member]
Current Fleet [Abstract]
Deadweight tons	164,236
Nordic Passat [Member]
Current Fleet [Abstract]
Deadweight tons	164,274
Nordic Vega [Member]
Current Fleet [Abstract]
Deadweight tons	163,940
Nordic Breeze [Member]
Current Fleet [Abstract]
Deadweight tons	158,597
Nordic Zenith [Member]
Current Fleet [Abstract]
Deadweight tons	158,645
Nordic Sprinter [Member]
Current Fleet [Abstract]
Deadweight tons	159,089
Nordic Skier [Member]
Current Fleet [Abstract]
Deadweight tons	159,089
Nordic Light [Member]
Current Fleet [Abstract]
Deadweight tons	158,475
Nordic Cross [Member]
Current Fleet [Abstract]
Deadweight tons	158,475
Nordic Luna [Member]
Current Fleet [Abstract]
Deadweight tons	150,037
Nordic Castor [Member]
Current Fleet [Abstract]
Deadweight tons	150,249
Nordic Sirius [Member]
Current Fleet [Abstract]
Deadweight tons	150,183
Nordic Pollux [Member]
Current Fleet [Abstract]
Deadweight tons	150,103
Nordic Star [Member]
Current Fleet [Abstract]
Deadweight tons	159,000
Nordic Space [Member]
Current Fleet [Abstract]
Deadweight tons	159,000
Nordic Tellus [Member]
Current Fleet [Abstract]
Deadweight tons	157,000
Nordic Aquarius [Member]
Current Fleet [Abstract]
Deadweight tons	157,000
Nordic Cygnus [Member]
Current Fleet [Abstract]
Deadweight tons	157,000